UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   3/31/01
                                               -------------

Check here if Amendment [ X ];             Amendment Number:  2

     This Amendment (Check only one.):     [ X ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Union Heritage Capital Mananagement
Address:      211 West Fort Street, Ste. 615
              Detroit, MI 48226
              -------------------------------------------------------------

Form 13F File Number:    28-06379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Derek Batts
           ---------------
Title:     President
           ---------------
Phone:     313-963-8824
           ---------------

Signature, Place, and Date of Signing:


  Derek Batts                 Detroit, MI                  05/16/01
  -----------                 -----------                  --------
  [Signature]                [City, State]                  [Date]


Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                   -----------
Form 13F Information Table Entry Total:               64
                                                   -----------
Form 13F Information Table Value Total:             $124,436
                                                   -----------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     NONE

Union Heritage Capital Management
Total Holdings as of 3/31/01


                               INFORMATION TABLE


                        TITLE OF  VALUE                         SHARES     MARKET          INVESTMENT       OTHER     VOTING
NAME OF ISSUER          CLASS     CUSIP           SHARES        AMOUNT     VALUE           DISCRETION       MANAGERS  AUTHORITY
--------------          -----     -----           ------        ------     -----           ----------       --------  ---------
Abbot Labs              Common    002824100       93,000         47.1900    4,388,670.00    Discretionary    None      Shared
Alliant Techsystems     Common    018804104        4,000         88.5500      354,200.00    Discretionary    None      Shared
Amback Fin'l            Common    023139108       28,500         63.4300    1,807,755.00    Discretionary    None      Shared
American Express        Common    025816109       34,600         41.3000    1,428,980.00    Discretionary    None      Shared
Amgen                   Common    031162100       14,600         60.1875      878,737.50    Discretionary    None      Shared
Anheuser Busch          Common    035229103       43,200         45.9300    1,984,176.00    Discretionary    None      Shared
Applied Materials       Common    038222105       11,400         43.5000      495,900.00    Discretionary    None      Shared
Avon Products           Common    054303102      123,079         39.9900    4,921,929.21    Discretionary    None      Shared
Bank America            Common    060505104       13,000         54.7500      711,750.00    Discretionary    None      Shared
Becton Dickinson        Common    075887109       61,200         35.3200    2,161,584.00    Discretionary    None      Shared
Briggs & Stratton       Common    109043109       23,000         38.3700      882,510.00    Discretionary    None      Shared
Bristol Myers Squibb    Common    110122108       46,500         59.4000    2,762,100.00    Discretionary    None      Shared
Catalina Marketing      Common    148867104      128,100         32.5700    4,172,217.00    Discretionary    None      Shared
Cisco Systems           Common    17275R102       98,000         15.8125    1,549,625.00    Discretionary    None      Shared
Coca Cola Co.           Common    191216100       19,354         45.1600      874,026.64    Discretionary    None      Shared
Colgate Palmolive       Common    194162103       11,000         55.2600      607,860.00    Discretionary    None      Shared
Computer Associates     Common    204912109       79,550         27.2000    2,163,760.00    Discretionary    None      Shared
Crane Co.               Common    224399109        2,700         26.0500       70,335.00    Discretionary    None      Shared
CSG Systems             Common    126349109       58,100         41.1875    2,392,993.75    Discretionary    None      Shared
Dell Computers          Common    247025109      195,500         25.6875    5,021,906.25    Discretionary    None      Shared
Delta Airlines          Common    247361108       29,200         39.5000    1,153,400.00    Discretionary    None      Shared
Dollar Tree Stores      Common    256747106       22,900         19.2656      441,182.81    Discretionary    None      Shared
Dow Chemical            Common    260543100        7,571         31.5700      239,016.47    Discretionary    None      Shared
Dupont                  Common    263534109       30,100         40.7000    1,225,070.00    Discretionary    None      Shared
Eastman Kodak           Common    277461109       12,000         39.8900      478,680.00    Discretionary    None      Shared
Eaton Corporation       Common    278058102       41,200         68.5000    2,822,200.00    Discretionary    None      Shared
EMC Corp.               Common    268648102       20,000         29.4000      588,000.00    Discretionary    None      Shared
Equifax                 Common    294429105       49,400         31.2500    1,543,750.00    Discretionary    None      Shared
Ethan Allen Interiors   Common    297302104       12,000         33.7813      405,375.00    Discretionary    None      Shared
Federal Nat'l Mtg Assn  Common    313586109       29,600         79.6000    2,356,160.00    Discretionary    None      Shared
First Union             Common    337358105       16,800         33.0000      554,400.00    Discretionary    None      Shared
Ford Motor              Common    345370100       10,845         28.1200      304,961.40    Discretionary    None      Shared
Gannett, Inc.           Common    364730101       33,400         59.7200    1,994,648.00    Discretionary    None      Shared
Gap, Inc.               Common    364760108       28,000         23.7200      664,160.00    Discretionary    None      Shared
General Motors          Common    370442105       71,400         51.8500    3,702,090.00    Discretionary    None      Shared
IBM                     Common    459200101       28,700         96.1800    2,760,366.00    Discretionary    None      Shared
IMS Health              Common    449934108      111,200         24.9000    2,768,880.00    Discretionary    None      Shared
Intel Corp.             Common    458140100      110,000         26.3125    2,894,375.00    Discretionary    None      Shared
Interpublic Group       Common    460690100        4,068         34.3500      139,735.80    Discretionary    None      Shared
Kemet Corp.             Common    488360108       22,000         16.9375      372,625.00    Discretionary    None      Shared
Kimberly-Clark          Common    494368103       78,606         67.8300    5,331,844.98    Discretionary    None      Shared
Lexmark Int'l           Common    529771107       10,900         45.5200      496,168.00    Discretionary    None      Shared
Maytag                  Common    578592107       43,300         32.2500    1,396,425.00    Discretionary    None      Shared
MBNA Corp.              Common    55262L100      163,927         33.1000    5,425,983.70    Discretionary    None      Shared
McGraw Hill             Common    580645109        8,800         59.6500      524,920.00    Discretionary    None      Shared
Merck & Co.             Common    589331107       61,300         75.9000    4,652,670.00    Discretionary    None      Shared
Mettler Toledo          Common    592688105       44,100         41.1600    1,815,156.00    Discretionary    None      Shared
Millipore               Common    601073109       27,700         46.2600    1,281,402.00    Discretionary    None      Shared
National City Corp.     Common    635405103       48,400         26.7500    1,294,700.00    Discretionary    None      Shared
Oracle Corp.            Common    68389X105      128,000         14.9800    1,917,440.00    Discretionary    None      Shared
Patterson Dental        Common    703412106       73,466         30.7500    2,259,079.50    Discretionary    None      Shared
Pitney Bowes            Common    724479100       95,574         34.7500    3,321,196.50    Discretionary    None      Shared
Plantronics             Common    727493108       47,900         17.7700      851,183.00    Discretionary    None      Shared
PPG Industries          Common    693506107       29,100         46.0900    1,341,219.00    Discretionary    None      Shared
Providian Fin'l         Common    74406A102       26,800         49.0500    1,314,540.00    Discretionary    None      Shared
Ralston Purina          Common    751277302      198,000         31.1500    6,167,700.00    Discretionary    None      Shared
Raymond James           Common    754730109       71,412         27.8000    1,985,253.60    Discretionary    None      Shared
Safeway, Inc.           Common    786514208       43,931         55.1563    2,423,069.22    Discretionary    None      Shared
Schering-Plough         Common    806605101      117,900         36.5300    4,306,887.00    Discretionary    None      Shared
Superior Industries     Common    370442105       90,600         34.5625    3,131,362.50    Discretionary    None      Shared
Texas Instruments       Common    882508104       47,800         30.9800    1,480,844.00    Discretionary    None      Shared
United Technologies     Common    913017109       44,000         73.3000    3,225,200.00    Discretionary    None      Shared
Verizon Communications  Common    92343V104       13,800         49.3000      680,340.00    Discretionary    None      Shared
Waters Corp.            Common    941848103       16,600         46.4500      771,070.00    Discretionary    None      Shared


Totals                                         3,310,683                  124,435,744.83
